FINANCE LEASE (Future Minimum Payments Receivable) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Capital Leases, Future Minimum Payments Receivable, Fiscal Year Maturity [Abstract]
2014	$ 3,430
2015	1,652
2016	0
2017	0
2018	0
Thereafter	0
Total minimum lease revenues	$ 5,082	$ 8,766